Consolidated Statements of Financial Position - EUR (€) € in Thousands		Dec. 31, 2021	Dec. 31, 2020
Statement of financial position [abstract]
NON-CURRENT ASSETS		€ 45,651	€ 46,379	[1]
Goodwill and Intangible assets		36,168	36,171	[1]
Property, Plant and Equipment		3,248	4,119	[1]
Non-current Trade and Other receivables		2,209	2,117	[1]
Non-current Grant receivables		3,764	3,679	[1]
Other non-current assets		262	293	[1]
CURRENT ASSETS		34,292	19,705	[1]
Trade and Other Receivables		668	615	[1]
Grant receivables		1,395	145	[1]
Other current assets		2,211	1,711	[1]
Short-term investments		0	0	[1]
Cash and cash equivalents		30,018	17,234	[1]
TOTAL ASSETS		79,943	66,084	[1]
EQUITY		43,639	30,994	[1]
Share Capital		78,585	48,513	[1]
Share premium		6,317	43,349	[1]
Other reserves		33,172	30,958	[1]
Capital reduction reserve		234,562	191,213	[1]
Accumulated deficit		(308,997)	(283,039)	[1]
NON-CURRENT LIABILITIES		22,477	23,256	[1]
Bank loans	[1]		0
Lease liabilities		1,730	2,525	[1]
Recoverable Cash advances (RCAs)		5,851	4,220	[1]
Contingent consideration payable and other financial liabilities		14,679	15,526	[1]
Post-employment benefits		53	614	[1]
Other non-current liabilities		164	371	[1]
CURRENT LIABILITIES		13,827	11,834	[1]
Bank loans		0	37	[1]
Lease liabilities		902	1,076	[1]
Recoverable Cash advances (RCAs)		362	371	[1]
Trade payables		6,611	4,736	[1]
Other current liabilities		5,952	5,614	[1]
TOTAL EQUITY AND LIABILITIES		€ 79,943	€ 66,084	[1]

[1]	For information on voluntary change in accounting policy, see note 5.2.16.